UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mark Shamia
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                    Palo Alto, CA                      11/10/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      918,283
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Abiomed Inc.                        COM            003654100    9,836    927,040                                 927,040      0    0
Alimera Sciences, Inc.              COM            016259103    5,964    623,200                                 623,200      0    0
AMAG Pharmaceuticals, Inc.          COM            00163u106   30,124  1,750,349                               1,750,349      0    0
Amicus Therapeutics, Inc.           COM            03152W109   25,050  6,390,420                               6,390,420      0    0
ArthroCare Corp.                    COM            043136100   26,942    991,243                                 991,243      0    0
Auxilium Pharmaceuticals, Inc.      COM            05334D107   50,103  2,021,931                               2,021,931      0    0
Biomarin Pharmaceuticals, Inc       COM            09061G101   25,461  1,139,193                               1,139,193      0    0
Biomimetic Therapeutics, Inc.       COM            09064X101    1,680    147,408                                 147,408      0    0
BroadVision, Inc.                   COM            111412706    7,625    743,945                                 743,945      0    0
Celgene Corp.                       COM            151020104    5,413     93,953                                  93,953      0    0
Ceragon Networks Ltd.               COM            M22013102   19,980  2,020,241                               2,020,241      0    0
Contango Oil & Gas Company          COM            21075n204   15,048    300,000                                 300,000      0    0
Cubist Pharmaceuticals, Inc.        COM            229678107   22,902    979,121                                 979,121      0    0
Cyberonics, Inc.                    COM            23251P102   94,736  3,550,806                               3,550,806      0    0
Cytokinetics Inc.                   COM            23282W100    1,669    632,031                                 632,031      0    0
Energy Recovery Inc.                COM            29270J100    2,841    791,300                                 791,300      0    0
EnerNoc, Inc.                       COM            292764107    6,901    220,000                                 220,000      0    0
Evergreen Solar, Inc. 4% Due        NOTE           30033RAC2   12,030 32,294,000                              32,294,000      0    0
7/15/2013
First Solar Inc.                    COM            336433107    2,947     20,000                                  20,000      0    0
Genoptix Inc.                       COM            37243V100    4,318    304,090                                 304,090      0    0
Genzyme Corporation                 COM            372917104   10,035    141,764                                 141,764      0    0
Gilead Sciences                     COM            375558103    3,768    105,800                                 105,800      0    0
Guaranty Bancorp                    COM            40075t102    1,270    798,900                                 798,900      0    0
interCLICK, Inc.                    COM            458483203    6,209  1,533,172                               1,533,172      0    0
Intermune Inc.                      COM            45884X103    6,278    460,965                                 460,965      0    0
Medicis Pharmaceutical Corp.        COM            584690309   41,129  1,387,140                               1,387,140      0    0
Medivation, Inc.                    COM            58501n101    6,091    468,561                                 468,561      0    0
Momenta Pharmaceuticals, Inc.       COM            60877T100   43,599  2,896,932                               2,896,932      0    0
Northern Oil and Gas Inc.           COM            665531109   19,866  1,172,722                               1,172,722      0    0
NuVasive Inc.                       COM            670704105    5,238    149,065                                 149,065      0    0
NxStage Medical, Inc.               COM            67072V103    6,332    331,509                                 331,509      0    0
Onyx Pharmaceuticals, Inc.          COM            683399109   58,005  2,198,810                               2,198,810      0    0
Orexigen Therapeutics, Inc.         COM            686164104    5,525    931,650                                 931,650      0    0
Orthovita Inc.                      COM            68750U102    1,894    834,213                                 834,213      0    0
Procera Networks Inc                COM            74269U104    1,855  3,500,000                               3,500,000      0    0
Protalix Biotherapeutics Inc.       COM            74365A101    1,565    180,053                                 180,053      0    0
pSivida Corporation                 COM            74440J101    1,484    338,734                                 338,734      0    0
Questcor Pharmaceuticals, Inc.      COM            74835Y101   28,787  2,901,869                               2,901,869      0    0
Rigel Pharmaceuticals Inc.          COM            766559603      580     68,907                                  68,907      0    0
Riverbed Technology, Inc.           COM            768573107    6,481    142,200                                 142,200      0    0
Savient Pharmaceuticals, Inc.       COM            80517Q100  106,883  4,673,503                               4,673,503      0    0
Sequenom Inc.                       COM            817337405   15,373  2,193,000                               2,193,000      0    0
Sonde Resources Corp.               COM            835426107    6,791  2,247,400                               2,247,400      0    0
Spectrum Pharmaceuticals Inc.       COM            84763A108      208     50,000                                  50,000      0    0
STAAR Surgical Company              COM            852312305   12,298  2,273,237                               2,273,237      0    0
Toreador Resources Corporation      COM            891050106   12,199  1,091,142                               1,091,142      0    0
Transatlantic Petroleum Ltd.        COM            899821059      423    142,800                                 142,800      0    0
Triangle Petroleum Corporation      COM            89600B102    7,378 13,751,350                              13,751,350      0    0
Unica Corporation                   COM            904583101   16,502    786,552                                 786,552      0    0
United Therapeutics Corp            COM            91307C102   32,204    574,964                                 574,964      0    0
Vanda Pharmaceutical Inc.           COM            921659108    7,620  1,140,728                               1,140,728      0    0
ViroPharma Incorporated             COM            928241108   72,843  4,885,526                               4,885,526      0    0
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